Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Loss per Share [Abstract]
Reconciliation of Numerator and Denominator
A reconciliation of the numerator and denominator used in the calculation of basic and diluted loss per common share is as follows (in millions, except per share amounts):

	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020	Fiscal Year Ended June 30, 2019
Net loss attributable to Mirion Technologies, Inc. (Successor) / Mirion Technologies (TopCo), Ltd. (Predecessor) shareholders	$(22.2)	$(105.7)	$(158.3)	$(119.1)	$(122.0)

Weighted average common shares outstanding – basic and diluted	180.773	$6.685	$6.549	$6.453	$6.300

Net loss per common share attributable to Mirion Technologies, Inc. (Successor) / Mirion Technologies (TopCo), Ltd. (Predecessor) — basic and diluted	$(0.12)	$(15.81)	$(24.18)	$(18.45)	$(19.36)

Anti-dilutive employee share-based awards, excluded	0.003	0.200	0.300	0.400	0.500